Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Employee
Trade and Other Receivables [Line Items]
Number of customers	18,311,379	15,212,588	13,518,828
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 2,439,180	$ 1,608,426	$ 1,326,420
Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	18,005,341	14,864,322	13,193,541
Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 2,312,813	$ 1,495,893	$ 1,261,217
Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	306,038	348,266	325,287
Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 126,367	$ 112,534	$ 65,204
Up-to-date [Member]
Trade and Other Receivables [Line Items]
Number of customers	11,302,915	10,882,294	9,691,260
Up-to-date [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 1,283,572	$ 1,030,755	$ 928,404
Up-to-date [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	11,239,116	10,715,965	9,496,241
Up-to-date [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 1,209,494	$ 967,518	$ 887,024
Up-to-date [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	63,799	166,329	195,019
Up-to-date [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 74,078	$ 63,237	$ 41,380
1-30 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	4,753,280	2,839,890	2,184,545
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 278,281	$ 170,895	$ 98,217
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	4,620,466	2,751,759	2,104,270
1-30 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 264,931	$ 162,593	$ 92,910
1-30 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	132,814	88,131	80,275
1-30 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 13,350	$ 8,303	$ 5,308
31-60 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	631,930	483,248	291,983
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 91,000	$ 61,801	$ 51,709
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	610,861	469,136	285,256
31-60 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 83,411	$ 55,515	$ 49,001
31-60 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	21,069	14,112	6,727
31-60 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 7,589	$ 6,286	$ 2,708
61-90 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	241,226	229,981	85,407
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 46,157	$ 25,860	$ 22,090
61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	226,842	220,322	77,855
61-90 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 41,237	$ 20,741	$ 19,765
61-90 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	14,384	9,659	7,552
61-90 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 4,920	$ 5,119	$ 2,325
91-120 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	184,775	156,011	183,000
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 41,525	$ 24,516	$ 29,218
91-120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	174,170	148,926	177,160
91-120 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 37,609	$ 20,096	$ 27,153
91-120 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	10,605	7,085	5,840
91-120 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 3,916	$ 4,420	$ 2,065
121-150 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	148,908	126,893	179,067
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 29,853	$ 21,038	$ 17,777
121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	139,518	120,143	172,778
121-150 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 26,491	$ 17,514	$ 15,872
121-150 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	9,390	6,750	6,289
121-150 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 3,362	$ 3,524	$ 1,905
151-180 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	142,825	118,562	118,093
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 29,205	$ 19,583	$ 35,740
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	134,039	112,314	111,678
151-180 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 26,203	$ 16,531	$ 34,109
151-180 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	8,786	6,248	6,415
151-180 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 3,002	$ 3,052	$ 1,631
181-210 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	122,922	80,099	98,611
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 31,128	$ 9,582	$ 14,659
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	115,132	75,001	94,221
181-210 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 28,420	$ 6,815	$ 13,114
181-210 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	7,790	5,098	4,390
181-210 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 2,708	$ 2,767	$ 1,545
211-250 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	128,724	68,795	60,070
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 26,864	$ 8,491	$ 12,781
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	121,587	64,955	55,382
211-250 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 24,371	$ 5,886	$ 11,334
211-250 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	7,137	3,840	4,688
211-250 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 2,493	$ 2,605	$ 1,447
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Number of customers	653,874	226,815	626,792
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 581,595	$ 235,905	$ 115,825
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	623,610	185,801	618,700
More than 251 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 570,646	$ 222,684	$ 110,935
More than 251 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	30,264	41,014	8,092
More than 251 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount	$ 10,949	$ 13,221	$ 4,890